Transactions with Affiliates and Container Investors	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(4)	Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,723 and $2,376, as of September 30, 2022 and December 31, 2021, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees. See Note 3 “Managed Fleet” for further detail on management fees earned from the Company’s managed fleet.

The following table provides a summary of due to container investors, net at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Accounts receivable, net - managed fleet	$10,598	$7,639
Prepaid expenses and other current assets - managed fleet	60	42
Accounts payable and accrued expenses - managed fleet	(691)	(375)
	9,967	7,306
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	9,248	10,679
Due to container investors, net	$19,215	$17,985